Offerings	Feb. 14, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.100% Senior Notes due 2030
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit	0.99975
Maximum Aggregate Offering Price	$ 699,825,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 107,143.21
Offering Note
(1)
Certain subsidiaries of Sysco Corporation fully and unconditionally guarantee the notes. In accordance with Rule 457(n) under the Securities Act, no separate registration fee is required with respect to the guarantees.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.400% Senior Notes due 2035
Amount Registered | shares	550,000,000
Proposed Maximum Offering Price per Unit	0.99924
Maximum Aggregate Offering Price	$ 549,582,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 84,141
Offering Note
(1)
Certain subsidiaries of Sysco Corporation fully and unconditionally guarantee the notes. In accordance with Rule 457(n) under the Securities Act, no separate registration fee is required with respect to the guarantees.